Liability under insurance contracts and reinsurance contracts - Summary of insurance profits and losses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		₩ 3,116,553	₩ 2,899,599	₩ 2,741,730
Insurance service expenses subtotal		2,131,560	1,748,779	1,667,870
Reinsurance revenue		73,578	44,985
Reinsurance expenses		75,405	82,190
Income (expenses) from reinsurance contracts held, other than finance income (expenses)		983,166	1,113,615	₩ 1,046,224
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance premiums and other expected insurance service expenses		1,655,435	1,573,969
Risk-adjusted change amount		130,423	116,545
Contractual service margin amortization		923,714	914,643
Recovery of insurance acquisition cash flows		360,411	262,280
Etc.	[1]	(17,984)	(7,479)
Insurance revenue		3,051,999	2,859,958
Accrued insurance premiums and other incurred insurance service expenses		1,646,968	1,513,580
Changes in incident fulfillment cash flow		28,182	11,468
Costs related to onerous contracts		67,934	(35,360)
Amortization of insurance acquisition cash flows		360,411	262,280
Etc.	[1]	(48,330)	(37,596)
Insurance expenses		2,055,165	1,714,372
Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		64,554	39,641
Insurance expenses		76,395	34,407
Reinsurance Contracts Other Than Those to Which Premium Allocation Approach Has Been Applied [member]
Disclosure of analysis of insurance revenue [line items]
Accrued reinsurance amount		89,856	72,651
Changes in incident fulfillment cash flow		(29,334)	(32,100)
Etc.	[1]	(7,381)	(116)
Reinsurance revenue		53,141	40,435
Expected reinsurance amount		53,008	48,861
Risk-adjusted change amount		3,927	3,853
Contractual service margin amortization		(191)	15,389
Etc.	[1]	609	3,983
Reinsurance expenses		57,353	72,086
Reinsurance Contracts to Which Premium Allocation Approach Has Been Applied [Member]
Disclosure of analysis of insurance revenue [line items]
Reinsurance revenue		20,437	4,550
Reinsurance expenses		18,052	10,104
Retroactive modification method [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		1,418,878	1,513,551
Insurance service expenses subtotal		997,340	876,050
Reinsurance revenue		20,615	4,578
Reinsurance expenses		18,052	5,375
Income (expenses) from reinsurance contracts held, other than finance income (expenses)		424,101	636,704
Retroactive modification method [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance premiums and other expected insurance service expenses		769,737	776,917
Risk-adjusted change amount		48,040	55,712
Contractual service margin amortization		433,780	536,399
Recovery of insurance acquisition cash flows		116,454	133,781
Etc.	[1]	(13,242)	(18,762)
Insurance revenue		1,354,769	1,484,047
Accrued insurance premiums and other incurred insurance service expenses		775,573	794,824
Changes in incident fulfillment cash flow		(2,310)	(5,104)
Costs related to onerous contracts		42,867	(74,960)
Amortization of insurance acquisition cash flows		116,636	133,868
Etc.	[1]	(10,455)	(10,235)
Insurance expenses		922,311	838,393
Retroactive modification method [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		64,109	29,504
Insurance expenses		75,029	37,657
Retroactive modification method [member] | Reinsurance Contracts Other Than Those to Which Premium Allocation Approach Has Been Applied [member]
Disclosure of analysis of insurance revenue [line items]
Accrued reinsurance amount		67	27
Changes in incident fulfillment cash flow		58	2
Etc.	[1]	53	(1)
Reinsurance revenue		178	28
Expected reinsurance amount		0	0
Risk-adjusted change amount		0	0
Contractual service margin amortization		0	0
Etc.	[1]	0	0
Reinsurance expenses		0	0
Retroactive modification method [member] | Reinsurance Contracts to Which Premium Allocation Approach Has Been Applied [Member]
Disclosure of analysis of insurance revenue [line items]
Reinsurance revenue		20,437	4,550
Reinsurance expenses		18,052	5,375
Fair value method [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		968,200	958,369
Insurance service expenses subtotal		684,197	669,136
Reinsurance revenue		30,023	35,078
Reinsurance expenses		28,839	52,637
Income (expenses) from reinsurance contracts held, other than finance income (expenses)		285,187	271,674
Fair value method [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance premiums and other expected insurance service expenses		685,765	706,136
Risk-adjusted change amount		35,437	36,036
Contractual service margin amortization		246,990	215,795
Recovery of insurance acquisition cash flows		379	337
Etc.	[1]	(371)	65
Insurance revenue		968,200	958,369
Accrued insurance premiums and other incurred insurance service expenses		652,193	644,118
Changes in incident fulfillment cash flow		26,060	14,944
Costs related to onerous contracts		4,682	8,286
Amortization of insurance acquisition cash flows		379	337
Etc.	[1]	883	1,451
Insurance expenses		684,197	669,136
Fair value method [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		0	0
Insurance expenses		0	0
Fair value method [member] | Reinsurance Contracts Other Than Those to Which Premium Allocation Approach Has Been Applied [member]
Disclosure of analysis of insurance revenue [line items]
Accrued reinsurance amount		68,816	67,051
Changes in incident fulfillment cash flow		(27,421)	(29,952)
Etc.	[1]	(11,372)	(2,021)
Reinsurance revenue		30,023	35,078
Expected reinsurance amount		39,319	41,537
Risk-adjusted change amount		2,861	3,227
Contractual service margin amortization		(11,035)	8,120
Etc.	[1]	(2,306)	(247)
Reinsurance expenses		28,839	52,637
Fair value method [member] | Reinsurance Contracts to Which Premium Allocation Approach Has Been Applied [Member]
Disclosure of analysis of insurance revenue [line items]
Reinsurance revenue		0	0
Reinsurance expenses		0	0
Etc [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		729,475	427,679
Insurance service expenses subtotal		450,023	203,593
Reinsurance revenue		22,940	5,329
Reinsurance expenses		28,514	24,178
Income (expenses) from reinsurance contracts held, other than finance income (expenses)		273,878	205,237
Etc [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance premiums and other expected insurance service expenses		199,933	90,916
Risk-adjusted change amount		46,946	24,797
Contractual service margin amortization		242,944	162,449
Recovery of insurance acquisition cash flows		243,578	128,162
Etc.	[1]	(4,371)	11,218
Insurance revenue		729,030	417,542
Accrued insurance premiums and other incurred insurance service expenses		219,202	74,638
Changes in incident fulfillment cash flow		4,432	1,628
Costs related to onerous contracts		20,385	31,314
Amortization of insurance acquisition cash flows		243,396	128,075
Etc.	[1]	(38,758)	(28,812)
Insurance expenses		448,657	206,843
Etc [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		445	10,137
Insurance expenses		1,366	(3,250)
Etc [member] | Reinsurance Contracts Other Than Those to Which Premium Allocation Approach Has Been Applied [member]
Disclosure of analysis of insurance revenue [line items]
Accrued reinsurance amount		20,973	5,573
Changes in incident fulfillment cash flow		(1,971)	(2,150)
Etc.	[1]	3,938	1,906
Reinsurance revenue		22,940	5,329
Expected reinsurance amount		13,689	7,324
Risk-adjusted change amount		1,066	626
Contractual service margin amortization		10,844	7,269
Etc.	[1]	2,915	4,230
Reinsurance expenses		28,514	19,449
Etc [member] | Reinsurance Contracts to Which Premium Allocation Approach Has Been Applied [Member]
Disclosure of analysis of insurance revenue [line items]
Reinsurance revenue		0	0
Reinsurance expenses		₩ 0	₩ 4,729

[1]	Include amounts allocated to loss components, etc.